The Merger, Offering and Other Related Transactions (Merger, Narrative) (Details)	12 Months Ended
Dec. 31, 2014
The Merger, Offering and Other Related Transactions [Abstract]
Common stock issued for acquisition	5,280,368
Previously held common stock issued for acquisition	4,500,600
Number of newly issued common stock issued for acquisition	779,768
Equity interest percentage	6.80%
Series A [Member]
Business Acquisition [Line Items]
Conversion ratio	1.6290
Series A-2 [Member]
Business Acquisition [Line Items]
Conversion ratio	1.9548
Series B [Member]
Business Acquisition [Line Items]
Conversion ratio	1.9548
Common stock [Member]
Business Acquisition [Line Items]
Shares issued in business acquisition	42,615,556
Conversion ratio	1.5238
Warrants [Member]
Business Acquisition [Line Items]
Shares issued in business acquisition	621,361
Stock options [Member]
Business Acquisition [Line Items]
Shares issued in business acquisition	7,602,408
Shares converted in business acquisition	4,989,111